COMBINED CONDENSED FINANCIAL STATEMENTS OF BROOKFIELD ASSET MANAGEMENT REINSURANCE PARTNERS LTD - Schedule I – Parent Company Notes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Corporate borrowings	$ 693,000,000	$ 0
Bilateral revolving credit facilities backed by global banks
Disclosure of detailed information about financial instruments [line items]
Credit facility provided	150,000,000
Corporate borrowings	37,000,000
Bilateral revolving credit facilities backed by global banks | BROOKFIELD ASSET MANAGEMENT REINSURANCE PARTNERS LTD.
Disclosure of detailed information about financial instruments [line items]
Credit facility provided	150,000,000
Subsidiaries | BROOKFIELD ASSET MANAGEMENT REINSURANCE PARTNERS LTD.
Disclosure of detailed information about financial instruments [line items]
Corporate borrowings	$ 37,000,000
Subsidiaries | BAM RE Holdings
Disclosure of detailed information about financial instruments [line items]
Percentage of shares purchased	100.00%